Intangible Assets, Net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net/Goodwill [Abstract]
2018	$ 6,407
2019	5,272
2020	3,322
2021	1,114
2022	1,090
Estimated amortization expenses for the intangible assets	$ 20,004	$ 15,498	$ 13,262